Subsequent Events - Additional Information (Details)			12 Months Ended
	May 31, 2022 CAD ($) shares	May 01, 2022 CAD ($) $ / shares	Apr. 30, 2022 shares $ / shares	Apr. 30, 2021 shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted | shares			529,000	583,000
Weighted average exercise price, Granted | $ / shares		$ 5.79	$ 7.98	$ 14.3
Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued for exercise of options | shares	50,000
Gross proceeds from options exercise	$ 100,000
Transfer to share capital from contributed surplus relating to exercise of options	$ 100,000
Number of common shares issued for conversion of debt | shares	309,877
Value of common shares issued for conversion of debt	$ 1,300,000
Proceeds from issue of common shares for debenture | shares	1,300,000
Common Shares | Options with 5 Years Period
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted		80,000
Vesting period of options granted		5 years
Vesting period		. The options are subject to the following vesting period: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
VLAIO [Member] | Flemish Regional Government IN Belgium [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds From Round Of Grant Funding	$ 500,000